Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of loss Before Income Taxes
For financial reporting purposes, loss before income taxes includes the following components:

	As of December 31,
in thousands	2021	2020	2019
Domestic	$(258,167)	$(68,293)	$(53,179)
Foreign	—	—	—
Loss before income taxes	$(258,167)	$(68,293)	$(53,179)

Reconciliation Between Statutory Tax Rate and Effective Tax Rate
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	December 31,
	2021	2020	2019
U.S. federal provision at statutory rate	21.0%	21.0%	21.0%
Tax credits	1.1	1.0	2.2
Non-deductible executive compensation	(1.8)	—	—
Stock-based compensation	0.1	—	(0.1)
Convertible notes	(10.9)	(1.6)	—
Fair value adjustment	2.5	2.5	—
Change in valuation allowance	(11.6)	(22.8)	(22.3)
Other	(0.3)	(0.1)	(0.8)
Effective tax rate	0.1%	0.0%	0.0%

Schedule of Companies deferred income tax assets and liabilities
The Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
in thousands	2021	2020
Deferred tax assets:
Net operating loss carry forward	$75,750	$45,768
Tax credits	10,005	4,403
Stock-based compensation	1,807	35
Operating lease liabilities	2,073	—
Intangibles	—	307
Accruals and reserves	4,350	362
Total deferred tax assets	93,985	50,875
Deferred tax liabilities:
Fixed assets	(709)	(787)
Right-of-use assets	(2,119)	—
Intangible assets	(2,534)	—
Total deferred tax liabilities	(5,362)	(787)
Net deferred tax assets before valuation allowance	88,623	50,088
Valuation allowance	(88,623)	(50,088)
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Year Ended December 31
in thousands	2021	2020	2019
Unrecognized tax benefits as of the beginning of the year	$4,842	$3,543	$1,569
Increases related to prior year tax provisions (acquisition)	487	—	—
Decrease related to prior year tax provisions	(1,112)	—	—
Increase related to current year tax provisions	897	1,299	1,974
Statute lapse	—	—	—
Unrecognized tax benefits as of the end of the year	$5,114	$4,842	$3,543